Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 3,631	$ 4,455
Marketable securities – InterCure Ltd	2,411	2,273
Prepaid expenses and other current assets	79	102
Total current assets	6,121	6,830
NON-CURRENT ASSETS:
Fixed assets, net	2	2
Intangible assets	380	380
Non-current assets	382	382
Total assets	6,503	7,212
CURRENT LIABILITIES:
Accounts payable	254	232
Commitments
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2020 and 2019 – 1,450,000,000; Issued and outstanding - December31, 2020 and 2019 - 514,205,799	13,182	13,182
Additional paid in capital	147,708	147,708
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(154,661)	(153,930)
Total equity	6,249	6,980
Total liabilities and equity	$ 6,503	$ 7,212